Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 60% Portfolio - VIP FundsManager 60% Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	243
5 years	432
10 years	$ 979